Warrants - Summary of fair value of warrant liabilities (Detail)	Sep. 11, 2020
Risk-free rate of return [Member]
Warrants and Rights Outstanding, Measurement Input	0.0012
Maturity date [Member]
Warrants and Rights Outstanding, Maturity Date	Sep. 11, 2021
Estimated volatility rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.6072
Exercise price [Member]
Warrants and Rights Outstanding, Measurement Input	19.57